Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of one year or less	₨ 5,233,225.0	$ 69,415.4	₨ 4,570,771.1
Time deposits	₨ 6,626,711.8	$ 87,899.1	5,317,715.9
Minimum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	1 year
Maximum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	10 years
Deposit in excess of Rs. 100000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 6,397,698.1		₨ 5,145,912.9